Share Capital (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Issued:
Number of Shares Balance, beginning of period	17,419,214	17,085,727
Number of Shares Transfer from contributed surplus for stock options exercised	0	0
Number of Shares Options exercised	77,432	183,487
Number of Shares Warrants exercised	0	150,000
Number of Shares Balance, end of period	17,496,646	17,419,214
Balance, beginning of period	46,149	43,468
Transfer from contributed surplus for stock options exercised Amount	211	572
Options exercised Amount	292	939
Warrants exercised Amount	0	1,170
Balance, end of period	46,652	46,149